Financial risk management objectives and policies - Summary of Changes in Market Interest Rates Relates to Debt Obligations (Detail) - Interest rate risk [member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
+100 basis point increase [Member]
Disclosure Of Changes In Market Interest Rates Relates To Debt Obligations [Line Items]
Increase decrease in profit loss through interest rate movements before tax	$ 458,733	$ 838
-100 basis point increase [Member]
Disclosure Of Changes In Market Interest Rates Relates To Debt Obligations [Line Items]
Increase decrease in profit loss through interest rate movements before tax	$ (458,733)	$ (838)